Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not have a written policy with respect to when equity awards are granted during the year. The Compensation and Human Capital Committee grants equity awards to our directors, executive officers and other key employees, currently in the form of RSUs, on an annual basis, as well as awards at other times when deemed appropriate. In recent years, the Compensation and Human Capital Committee and Board have met in January of each year to consider the award of restricted shares and RSUs to executives and other officers, with the grants being made as of each February 15 for ease of administration. The Company does not backdate or grant equity awards retroactively and does not take material nonpublic information into account when determining the timing or terms of equity awards. The Compensation and Human Capital Committee does not time the release of material non-public information to affect the value of executive compensation.
At the 2025 annual meeting, the Company’s shareholders approved the 2025 Stock Incentive Plan. The 2025 Stock Incentive Plan does not permit the award of discounted options or the repricing of stock options. Pursuant to the terms of the 2025 Stock Incentive Plan, option exercise prices are determined based on the closing price of our common stock on the grant date, or if shares were not traded on the grant date, then on the nearest preceding trading day. The 2015 Equity Plan includes provisions similar to those described above. Following approval of the 2025 Stock Incentive Plan, no additional awards may be made under the 2015 Equity Plan.
Award Timing Method	The Compensation and Human Capital Committee grants equity awards to our directors, executive officers and other key employees, currently in the form of RSUs, on an annual basis, as well as awards at other times when deemed appropriate. In recent years, the Compensation and Human Capital Committee and Board have met in January of each year to consider the award of restricted shares and RSUs to executives and other officers, with the grants being made as of each February 15 for ease of administration. The Company does not backdate or grant equity awards retroactively and does not take material nonpublic information into account when determining the timing or terms of equity awards. The Compensation and Human Capital Committee does not time the release of material non-public information to affect the value of executive compensation.At the 2025 annual meeting, the Company’s shareholders approved the 2025 Stock Incentive Plan. The 2025 Stock Incentive Plan does not permit the award of discounted options or the repricing of stock options. Pursuant to the terms of the 2025 Stock Incentive Plan, option exercise prices are determined based on the closing price of our common stock on the grant date, or if shares were not traded on the grant date, then on the nearest preceding trading day. The 2015 Equity Plan includes provisions similar to those described above. Following approval of the 2025 Stock Incentive Plan, no additional awards may be made under the 2015 Equity Plan
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not backdate or grant equity awards retroactively and does not take material nonpublic information into account when determining the timing or terms of equity awards. The Compensation and Human Capital Committee does not time the release of material non-public information to affect the value of executive compensation.At the 2025 annual meeting, the Company’s shareholders approved the 2025 Stock Incentive Plan. The 2025 Stock Incentive Plan does not permit the award of discounted options or the repricing of stock options. Pursuant to the terms of the 2025 Stock Incentive Plan, option exercise prices are determined based on the closing price of our common stock on the grant date, or if shares were not traded on the grant date, then on the nearest preceding trading day. The 2015 Equity Plan includes provisions similar to those described above. Following approval of the 2025 Stock Incentive Plan, no additional awards may be made under the 2015 Equity Plan
MNPI Disclosure Timed for Compensation Value	false